PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 25,004	$ 14,668	$ 11,624
Property, Plant and Equipment, Additions	13,770
Scenario One [Member]
Property, Plant and Equipment [Line Items]
Building	$ 29,727